Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 8.0%
Interactive Media & Services 6.5%
Alphabet, Inc. "A"*	5,568	16,130,719
Meta Platforms, Inc. "A"*	98,116	33,001,317
		49,132,036
Media 1.5%
Fox Corp. "A"	250,456	9,241,826
ViacomCBS, Inc. "B"	61,265	1,848,978
		11,090,804
Consumer Discretionary 9.7%
Hotels, Restaurants & Leisure 0.6%
Boyd Gaming Corp.*	63,297	4,150,384
Household Durables 2.1%
D.R. Horton, Inc.	149,260	16,187,247
Internet & Direct Marketing Retail 1.1%
eBay, Inc.	129,174	8,590,071
Multiline Retail 2.4%
Dollar General Corp.	77,066	18,174,475
Specialty Retail 3.3%
AutoNation, Inc.*	38,620	4,512,747
AutoZone, Inc.*	3,364	7,052,256
Bath & Body Works, Inc.	31,824	2,220,997
Lowe's Companies, Inc.	41,384	10,696,936
		24,482,936
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	44,565	1,809,339
Consumer Staples 8.6%
Beverages 1.0%
Constellation Brands, Inc. "A"	29,348	7,365,468
Food & Staples Retailing 1.9%
Kroger Co.	319,513	14,461,158
Food Products 2.8%
J M Smucker Co.	104,042	14,130,984
Tyson Foods, Inc. "A"	78,478	6,840,143
		20,971,127

Tobacco 2.9%
Altria Group, Inc.	190,927	9,048,030
Philip Morris International, Inc.	138,401	13,148,095
		22,196,125
Energy 1.1%
Oil, Gas & Consumable Fuels
ONEOK, Inc. (a)	35,628	2,093,501
Pioneer Natural Resources Co.	21,877	3,978,989
Williams Companies, Inc.	76,610	1,994,925
		8,067,415
Financials 11.7%
Banks 4.8%
Bank of America Corp.	202,404	9,004,954
Citigroup, Inc.	49,249	2,974,147
JPMorgan Chase & Co.	78,883	12,491,123
U.S. Bancorp.	203,904	11,453,288
		35,923,512
Capital Markets 3.6%
Bank of New York Mellon Corp.	230,028	13,360,026
Northern Trust Corp.	20,962	2,507,265
State Street Corp.	120,598	11,215,614
		27,082,905
Consumer Finance 3.3%
Capital One Financial Corp.	81,683	11,851,387
Discover Financial Services	45,924	5,306,977
Synchrony Financial	168,101	7,798,205
		24,956,569
Health Care 22.6%
Biotechnology 5.9%
AbbVie, Inc.	150,562	20,386,095
Biogen, Inc.*	13,294	3,189,496
Gilead Sciences, Inc.	27,266	1,979,784
Regeneron Pharmaceuticals, Inc.*	29,940	18,907,709
		44,463,084
Health Care Providers & Services 5.4%
HCA Healthcare, Inc.	29,624	7,610,998
Laboratory Corp. of America Holdings*	40,867	12,840,820
McKesson Corp.	28,289	7,031,797
Quest Diagnostics, Inc.	63,821	11,041,671
Tenet Healthcare Corp.*	25,388	2,073,946
		40,599,232
Pharmaceuticals 11.3%
Bristol-Myers Squibb Co.	480,488	29,958,427
Johnson & Johnson	186,508	31,905,924
Pfizer, Inc.	399,187	23,571,992
		85,436,343
Industrials 5.3%
Air Freight & Logistics 3.0%
Expeditors International of Washington, Inc.	167,587	22,505,258

Industrial Conglomerates 1.5%
3M Co.	63,965	11,362,103
Machinery 0.6%
Stanley Black & Decker, Inc.	22,778	4,296,387
Professional Services 0.2%
ManpowerGroup, Inc.	19,894	1,936,283
Information Technology 30.3%
Communications Equipment 2.1%
Cisco Systems, Inc.	247,949	15,712,528
Electronic Equipment, Instruments & Components 1.1%
Flex Ltd.*	109,819	2,012,982
Jabil, Inc.	93,813	6,599,745
		8,612,727
IT Services 6.3%
Amdocs Ltd.	205,545	15,382,988
Cognizant Technology Solutions Corp. "A"	174,724	15,501,513
International Business Machines Corp.	122,553	16,380,434
		47,264,935
Semiconductors & Semiconductor Equipment 10.4%
Applied Materials, Inc.	84,869	13,354,986
Broadcom, Inc.	30,785	20,484,647
KLA Corp.	16,078	6,915,308
Lam Research Corp.	9,591	6,897,368
Micron Technology, Inc.	90,707	8,449,357
QUALCOMM, Inc.	61,587	11,262,415
Skyworks Solutions, Inc.	48,398	7,508,466
Teradyne, Inc.	22,614	3,698,067
		78,570,614
Software 7.2%
Microsoft Corp.	13,862	4,662,068
Oracle Corp.	148,590	12,958,534
SS&C Technologies Holdings, Inc.	444,263	36,420,680
		54,041,282
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	106,293	18,874,448
Hewlett Packard Enterprise Co.	124,994	1,971,155
HP, Inc.	77,319	2,912,607
		23,758,210
Materials 2.4%
Chemicals 0.6%
Olin Corp.	81,360	4,679,827
Containers & Packaging 0.6%
Amcor PLC	222,194	2,668,550
Westrock Co.	42,991	1,907,081
		4,575,631
Metals & Mining 1.2%
Nucor Corp.	75,001	8,561,364
Total Common Stocks (Cost $649,381,078)		751,017,379

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $954,098)	954,098	954,098

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $2,467,801)	2,467,801	2,467,801

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $652,802,977)	100.1	754,439,278
Other Assets and Liabilities, Net	(0.1)	(896,908)
Net Assets	100.0	753,542,370
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
11,815,247	—	10,861,149 (d)	—	—	993	—	954,098	954,098
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.05% (b)
1,533,116	17,464,563	16,529,878	—	—	309	—	2,467,801	2,467,801
13,348,363	17,464,563	27,391,027	—	—	1,302	—	3,421,899	3,421,899
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $834,392, which is 0.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$751,017,379	$—	$—	$751,017,379
Short-Term Investments (a)	3,421,899	—	—	3,421,899
Total	$754,439,278	$—	$—	$754,439,278
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH1
R-080548-1 (1/23)